Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The table below reflects Compensation Actually Paid to the Company’s Chief Executive Officer (“CEO”) and average Compensation Actually Paid to Non-CEO NEOs during 2018 through 2022. In addition, the table compares the Company’s Total Shareholder Return (“TSR”) against peer group TSR using S&P 500 Industrials (sector comparison). For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”
	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions)(3)	Adjusted EBITDA ($ millions) (3)(4)
Year					Generac TSR ($)	Peer Group TSR ($)(2)
2022	6,807,676	(19,884,139)	1,613,648	(2,501,201)	203.14	142.63	408.9	825.4
2021	7,519,812	45,045,143	2,178,594	10,308,753	710.28	150.89	556.6	861.4
2020	6,961,596	50,563,134	1,748,639	11,189,642	459.04	124.59	347.2	583.8
2019	6,050,937	28,371,014	1,597,189	6,346,729	203.08	112.17	252.3	454.1
2018	5,883,719	8,623,168	1,603,323	2,177,446	100.35	86.71	241.2	424.6

(1)
Amounts represent Summary Compensation Table (“SCT”) total compensation and compensation “actually paid” (“CAP”) to our primary executive officer (our CEO), and the average SCT compensation and CAP to our remaining NEOs for the relevant fiscal year. Our NEOs include the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	Aaron Jagdfeld	Patrick Forsythe, York Ragen, Norm Taffe, and Erik Wilde
2021	Aaron Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2020	Aaron Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2019	Aaron Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2018	Aaron Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
CAP represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as set forth below. None of our NEOs participate in a pension plan; therefore, no adjustments from the SCT total related to pension value are needed.
	2018		2019		2020		2021		2022
Adjustments	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,360,079)	$(751,814)	$(3,500,012)	$(775,080)	$(4,000,039)	$(819,443)	$(5,000,287)	$(1,344,446)	$(5,750,198)	$(1,200,356)
Increase for ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,585,583	$1,026,023	$9,078,989	$2,010,525	$12,496,480	$2,559,987	$5,503,280	$1,455,423	$1,297,184	$295,801
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$1,745,445	$314,505	$16,466,626	$3,398,108	$34,780,954	$7,646,497	$18,401,180	$3,975,629	$(18,601,108)	$(2,648,632)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(231,500)	$(14,591)	$325,693	$124,286	$324,142	$53,962	$18,621,157	$4,043,554	$(3,637,693)	$(561,662)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$(51,219)	$(8,297)	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$2,739,449	$574,123	$22,320,076	$4,749,541	$43,601,537	$9,441,003	$37,525,330	$8,130,159	$(26,691,815)	$(4,114,850)

(2)
Our peer group is the S&P 500 Industrials (Sector) Index, which is the industry index used to show our performance in our Form 10-K.

(3)
Net income and Adjusted EBITDA as reported in the Pay Versus Performance Table are before adjusting for non-controlling interests.

(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP for fiscal 2022 to performance, is Adjusted EBITDA, which is a Non-GAAP measure that excludes the impact of acquisitions. A reconciliation of Adjusted EBITDA to net income can be found in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent Summary Compensation Table (“SCT”) total compensation and compensation “actually paid” (“CAP”) to our primary executive officer (our CEO), and the average SCT compensation and CAP to our remaining NEOs for the relevant fiscal year. Our NEOs include the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	Aaron Jagdfeld	Patrick Forsythe, York Ragen, Norm Taffe, and Erik Wilde
2021	Aaron Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2020	Aaron Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2019	Aaron Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2018	Aaron Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde

Peer Group Issuers, Footnote [Text Block]	(2) Our peer group is the S&P 500 Industrials (Sector) Index, which is the industry index used to show our performance in our Form 10-K.
PEO Total Compensation Amount	$ 6,807,676	$ 7,519,812	$ 6,961,596	$ 6,050,937	$ 5,883,719
PEO Actually Paid Compensation Amount	$ (19,884,139)	45,045,143	50,563,134	28,371,014	8,623,168
Adjustment To PEO Compensation, Footnote [Text Block]
CAP represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as set forth below. None of our NEOs participate in a pension plan; therefore, no adjustments from the SCT total related to pension value are needed.
	2018		2019		2020		2021		2022
Adjustments	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,360,079)	$(751,814)	$(3,500,012)	$(775,080)	$(4,000,039)	$(819,443)	$(5,000,287)	$(1,344,446)	$(5,750,198)	$(1,200,356)
Increase for ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,585,583	$1,026,023	$9,078,989	$2,010,525	$12,496,480	$2,559,987	$5,503,280	$1,455,423	$1,297,184	$295,801
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$1,745,445	$314,505	$16,466,626	$3,398,108	$34,780,954	$7,646,497	$18,401,180	$3,975,629	$(18,601,108)	$(2,648,632)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(231,500)	$(14,591)	$325,693	$124,286	$324,142	$53,962	$18,621,157	$4,043,554	$(3,637,693)	$(561,662)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$(51,219)	$(8,297)	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$2,739,449	$574,123	$22,320,076	$4,749,541	$43,601,537	$9,441,003	$37,525,330	$8,130,159	$(26,691,815)	$(4,114,850)

Non-PEO NEO Average Total Compensation Amount	$ 1,613,648	2,178,594	1,748,639	1,597,189	1,603,323
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,501,201)	10,308,753	11,189,642	6,346,729	2,177,446
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
CAP represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as set forth below. None of our NEOs participate in a pension plan; therefore, no adjustments from the SCT total related to pension value are needed.
	2018		2019		2020		2021		2022
Adjustments	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,360,079)	$(751,814)	$(3,500,012)	$(775,080)	$(4,000,039)	$(819,443)	$(5,000,287)	$(1,344,446)	$(5,750,198)	$(1,200,356)
Increase for ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,585,583	$1,026,023	$9,078,989	$2,010,525	$12,496,480	$2,559,987	$5,503,280	$1,455,423	$1,297,184	$295,801
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$1,745,445	$314,505	$16,466,626	$3,398,108	$34,780,954	$7,646,497	$18,401,180	$3,975,629	$(18,601,108)	$(2,648,632)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(231,500)	$(14,591)	$325,693	$124,286	$324,142	$53,962	$18,621,157	$4,043,554	$(3,637,693)	$(561,662)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$(51,219)	$(8,297)	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$2,739,449	$574,123	$22,320,076	$4,749,541	$43,601,537	$9,441,003	$37,525,330	$8,130,159	$(26,691,815)	$(4,114,850)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:
Financial Performance Measures Linked to the Compensation of Named Executive Officers
Adjusted EBITDA
Primary Working Capital (“PWC”) as a Percent of Net Sales
Annual Revenue Growth Rate (“CAGR”)
Adjusted EBITDA Margin Percentage
Free Cash Flow (“FCF”)
The Compensation Discussion and Analysis provides a further description of how these metrics are defined and used in the Company’s executive compensation program.

Total Shareholder Return Amount	$ 203.14	710.28	459.04	203.08	100.35
Peer Group Total Shareholder Return Amount	142.63	150.89	124.59	112.17	86.71
Net Income (Loss)	$ 408,900,000	$ 556,600,000	$ 347,200,000	$ 252,300,000	$ 241,200,000
Company Selected Measure Amount	825.4	861.4	583.8	454.1	424.6
PEO Name	Aaron Jagdfeld
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP for fiscal 2022 to performance, is Adjusted EBITDA, which is a Non-GAAP measure that excludes the impact of acquisitions. A reconciliation of Adjusted EBITDA to net income can be found in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Primary Working Capital (“PWC”) as a Percent of Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annual Revenue Growth Rate (“CAGR”)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin Percentage
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow (“FCF”)
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,750,198)	$ (5,000,287)	$ (4,000,039)	$ (3,500,012)	$ (3,360,079)
PEO [Member] | Equity Awards Adjustments Of Granted During Fiscal Year That Remain Unvested As Of Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,297,184	5,503,280	12,496,480	9,078,989	4,585,583
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,691,815)	37,525,330	43,601,537	22,320,076	2,739,449
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,601,108)	18,401,180	34,780,954	16,466,626	1,745,445
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,637,693)	18,621,157	324,142	325,693	(231,500)
PEO [Member] | Equity Awards Adjustments Of Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	(51,219)	0
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,200,356)	(1,344,446)	(819,443)	(775,080)	(751,814)
Non-PEO NEO [Member] | Equity Awards Adjustments Of Granted During Fiscal Year That Remain Unvested As Of Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	295,801	1,455,423	2,559,987	2,010,525	1,026,023
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,114,850)	8,130,159	9,441,003	4,749,541	574,123
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,648,632)	3,975,629	7,646,497	3,398,108	314,505
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(561,662)	4,043,554	53,962	124,286	(14,591)
Non-PEO NEO [Member] | Equity Awards Adjustments Of Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ (8,297)	$ 0